Cash And Cash Equivalents (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash	CAD 1,184.0	CAD 1,103.0
Cash equivalents	1,488.0	1,913.0
Cash and cash equivalents	CAD 2,672.0	CAD 3,016.0	CAD 4,049.0